JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

November 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the Funds listed on Appendix A do not differ from the prospectuses contained in the Post-Effective Amendment No. 363 (Amendment 364 under the Investment Company Act of 1940) filed electronically on October 28, 2014.

If you have any questions, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

November 3, 2014	JPMorgan Trust I

Appendix A

JPMorgan U.S. Equity Funds

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Intrepid Advantage Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund